                 PROSPECTUS SUPPLEMENT DATED FEBRUARY 28, 2006
  TO THE SERVICE CLASS AND PREMIUM CLASS SHARES PROSPECTUS DATED MARCH 1, 2005
                               (THE PROSPECTUS")

                       AMERICAN INDEPENDENCE FUNDS TRUST

                       [AMERICAN INDEPENDENCE FUNDS LOGO]
                              ULTRASHORT BOND FUND
                             INTERMEDIATE BOND FUND
                                   STOCK FUND
                     INTERNATIONAL MULTI-MANAGER STOCK FUND
                          KANSAS TAX-EXEMPT BOND FUND
                                 (THE "FUNDS")

     This Supplement amends, in accordance with the Investment Company Act of 1940 and the Securities Act of 1933, information in the American Independence Funds Service Class and Premium Class Prospectus dated March 1, 2005 and supersedes any information to the contrary therein:

     INTRUST Financial Services, Inc., ("IFS") is a wholly owned subsidiary of INTRUST Bank, N.A. IFS and INTRUST Bank have entered into an agreement (the "Agreement") with Arrivato Advisors, LLC ("Arrivato") pursuant to which Arrivato would acquire all of IFS' investment management business relating to the American Independence Funds Trust.

     Arrivato Funds Trust (the "Trust") is a Delaware business trust that was organized on October 7, 2004 as an open-end, management investment company. Arrivato's main office is located at 350 Fifth Avenue, New York, NY 10118.

     The Board of Trustees of American Independence Funds Trust has approved the reorganization of each American Independence Funds mutual fund, except for the Money Market Fund, (each an "AIF mutual fund") into a corresponding Arrivato mutual fund. These reorganizations also have been approved by the Board of Trustees of the Arrivato Funds Trust. It is anticipated that shareholders of each American Independence Fund mutual fund will be asked, at a special meeting of shareholders to be held on February 28, 2006 to consider the reorganization of that AIF fund into a substantially similar mutual fund managed by Arrivato. In some cases, Arrivato will create the Arrivato mutual fund or classes into which AIF mutual funds or classes will reorganize. Complete details of the proposed reorganizations will be sent to AIF mutual fund shareholders along with proxy materials. If the reorganization is approved by shareholders of an AIF fund, shareholders of that AIF mutual fund would become shareholders of the Arrivato mutual fund into which the AIF mutual fund is reorganized.

     The reorganizations are expected to be structured as tax-free transactions for federal income tax purposes. Redemptions or transfers from an AIF mutual fund prior to completion of the reorganization may result in tax consequences. You should consult with a competent tax adviser about your individual circumstances. Consummation of the reorganization of any AIF mutual fund is subject to a number of conditions, including approval by shareholders of the AIF mutual fund. The new Arrivato Funds that will result from the reorganizations are not yet available for sale.

     Effective February 13, 2006, the Money Market Fund was liquidated and consequently shares of the Fund are no longer available for purchase.

     If you have any questions concerning the reorganizations, please feel free to contact American Independence Funds at 316-383-1094.

     ACCORDINGLY, THE SECTIONS OF THE PROSPECTUS SET FORTH BELOW HAVE BEEN UPDATED TO REFLECT 2005 FINANCIAL AND PERFORMANCE INFORMATION.

PAGE 4 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


The bar chart and the table give some indication of the risks of an investment in the Fund by showing in the bar chart how the Fund has performed from year to year and by comparing in the table the Fund's performance over time to that of the Standard & Poor's 500(R) Composite Stock Index ("S&P 500(R)"), a widely recognized, unmanaged index of common stocks. Prior to December 1999, the Fund was managed by another sub-adviser.

Both the bar chart and the table assume reinvestment of dividends and distributions and reflect voluntary and contractual fee reductions. Without such fee reductions, the Fund's performance would have been lower.

The returns for the Premium Class will differ from the Service Class returns because of differences in expenses of each class. Premium Class has not yet been offered to the public. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


              STOCK FUND
              PERFORMANCE BAR CHART AND TABLE

              YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS SHARES(1)

[BAR GRAPH IN %]

1998                                                                              9.85
1999                                                                             -4.15
2000                                                                             23.99
2001                                                                             -1.19
2002                                                                            -17.57
2003                                                                             31.49
2004                                                                             18.31
2005                                                                              6.41

 Best quarter:           20.41%    Q2   '03
 Worst quarter:         -17.89%    Q3   '02
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if sales charges were included.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                 ONE YEAR ENDED   FIVE YEARS ENDED
                                                                  DECEMBER 31,      DECEMBER 31,       SINCE
                                                 INCEPTION            2005              2005         INCEPTION
                                              ----------------------------------------------------------------
 SERVICE CLASS -- RETURN BEFORE TAXES(2)      January 21, 1997        1.07%             5.08%          7.91%
                                              ----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)                               0.85%             4.56%          6.40%
                                              ----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS (2) AND
 SALE OF SHARES                                                       1.00%             4.06%          5.90%
                                              ----------------------------------------------------------------
 S&P 500(R) INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                     January 31, 1997        4.91%             0.54%          6.98%
--------------------------------------------------------------------------------------------------------------

(2) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

PAGE 5 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


                                               STOCK FUND
                                               FEES AND EXPENSES


As an investor in the Stock Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID BY
 YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                   5.00%*           None

 ANNUAL FUND
 OPERATING EXPENSES
 (FEES PAID FROM
 FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

 Management fee(1,3)                      1.00%            1.00%
 Distribution (12b-1) fee(2,3)            0.25%            0.75%
 Other expenses(1)                        0.63%            0.63%
 Total Fund operating expenses            1.88%            2.38%
 Fee waivers(1,2,3)                       0.59%            1.09%
 Net Expenses(3)                          1.29%            1.29%

   ---------------

   * LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED. See "Distribution Arrangements -- Sales Charge Reductions."

   (1) INTRUST is currently waiving, pursuant to an expense limitation agreement, a portion of its management fee due from the Fund such that total expenses after fee waivers by INTRUST and BISYS Fund Services, LP ("BISYS") are limited to 1.29% for both Service shares and Premium shares.

   (2) BISYS is currently waiving, pursuant to an expense limitation agreement, its entire Distribution Fee.

   (3) The contractual expense limitations are in effect through April 1, 2006.

PAGE 6 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


                                               STOCK FUND
                                               EXPENSE EXAMPLE


USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
  - $10,000 INVESTMENT
  - 5% ANNUAL RETURN
  - REDEMPTION AT THE END OF EACH PERIOD
  - NO CHANGES IN THE FUND'S EXPENSES EXCEPT THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON APRIL 1, 2006
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


                                     1        3        5       10
 STOCK FUND                       YEAR    YEARS    YEARS    YEARS
 SERVICE SHARES                   $625   $1,007   $1,413   $2,545
 ----------------------------------------------------------------

 PREMIUM SHARES                   $131   $  638   $1,172   $2,633
 ----------------------------------------------------------------

PAGE 8 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


The bar chart and table on this page show how the International Multi-Manager Stock Fund has performed from year to year. This performance includes the performance of the Portfolio in which the Fund currently invests 100% of its investable assets with the American Beacon International Equity Fund--Institutional Class (the "Predecessor"). The Predecessor was organized on August 7, 1991 and operated as a stand alone fund until it became one of the initial feeder funds ("Initial Feeder Fund") of the Portfolio when the American Beacon Funds reorganized into a master-feeder structure on November 1, 1995. The performance shown in the bar chart and table represents: the actual performance of the Fund from January 20, 1997 (its inception) through December 31, 2004 and the actual performance of the Portfolio from January 1, 1996 through January 19, 1997(2). This performance would have been significantly lower, taking into account the current fees of the Fund, because the Portfolio's performance reflects no fees at the feeder level and the Predecessor had lower fees.

The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The table below it compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, a widely recognized, unmanaged representative of the aggregate performance of international stock markets.

Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions, which, if otherwise, would cause performance to be lower. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


              INTERNATIONAL MULTI-MANAGER STOCK FUND
              PERFORMANCE BAR CHART AND TABLE

              YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS SHARES(1)

[BAR CHART IN %]

1996                                                                             20.10
1997                                                                              8.82
1998                                                                             11.29
1999                                                                             26.45
2000                                                                             -4.29
2001                                                                            -15.78
2002                                                                            -13.95
2003                                                                             41.22
2004                                                                             23.28
2005                                                                             10.48



 Best quarter:           21.56%  Q2   '03
 Worst quarter:         -22.23%  Q3   '02
 ---------------------------------------------

       -------------------

       (1) These figures reflect year-by-year total returns for the Fund, the Portfolio and the Predecessor and are as of December 31 of each year. They do not reflect sales charges and would be lower, if sales charges were included.

       (2) The performance of the Portfolio was calculated by adjusting the performance of the Initial Feeder Fund to exclude fees and expenses paid at the level of the Initial Feeder Fund.
       The returns for the Premium Class will differ from the Service Class returns because of differences in expenses of each class. Premium Class has not yet been offered to the public.

       The Fund's after-tax returns shown below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                              ONE YEAR ENDED      FIVE YEARS ENDED     TEN YEARS ENDED
                                             DECEMBER 31, 2005    DECEMBER 31, 2005   DECEMBER 31, 2005
                                            -----------------------------------------------------------
 SERVICE CLASS(3) -- RETURN BEFORE TAXES            4.96%                5.78%              8.84%
                                            -----------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS                3.58%                5.07%              7.87%
                                            -----------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS AND
 SALE OF SHARES                                     4.70%                4.66%              7.33%
                                            -----------------------------------------------------------
 MSCI EAFE INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)                      14.02%                4.94%              6.18%
-------------------------------------------------------------------------------------------------------

(3) These figures reflect deduction of sales charges.

PAGE 9 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [ICON]

                                               INTERNATIONAL MULTI-MANAGER STOCK
                                               FUND
                                               FEES AND EXPENSES


As an investor in the International Multi-Manager Stock Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID BY
 YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                   5.00%*           None

 ANNUAL FUND
 OPERATING EXPENSES
 (FEES PAID FROM
 FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

 Management fee(1,3)                      0.40%            0.40%
 Distribution (12b-1) fee(2,3)            0.25%            0.75%
 Other expenses                           0.97%            0.97%
 Total Fund operating expenses            1.62%            2.12%
 Fee waivers(1,2,3)                       0.39%            0.89%
 Net Expenses(3)                          1.26%            1.26%

   ---------------

   * LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED. See "Distribution Arrangements -- Sales Charge Reductions."
   (1) INTRUST is entitled to receive 0.40% in management fees from the Fund. INTRUST is currently waiving, pursuant to an expense limitation agreement, a portion of its management fees such that total expenses after fee waivers by INTRUST and BISYS are limited to 1.28% for both Service shares and Premium shares. Because the Fund invests all of its assets in the Portfolio, the Fund must pay its proportionate share of management fees (0.34%) to the Portfolio.

   (2) BISYS is currently waiving, pursuant to an expense limitation agreement, its entire Distribution fee.

   (3) Reflects expenses of both the Fund and the Portfolio. The contractual expense limitations are in effect through April 1, 2006. The Fund must pay its proportionate share of administration fees of the Portfolio. The Fund's Board of Trustees believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses that the Fund would incur if its assets were invested directly in the type of securities in which the Fund may invest.

PAGE 10 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


                                               INTERNATIONAL MULTI-MANAGER STOCK
                                               FUND
                                               EXPENSE EXAMPLE


USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
  - $10,000 INVESTMENT
  - 5% ANNUAL RETURN
  - REDEMPTION AT THE END OF EACH PERIOD
  - NO CHANGES IN THE FUND'S EXPENSES EXCEPT THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON APRIL 1, 2006
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


 INTERNATIONAL MULTI-MANAGER       1        3        5       10
 STOCK FUND                       YEAR   YEARS   YEARS    YEARS
 SERVICE SHARES                   $622   $952   $1,305   $2,297
 --------------------------------------------------------------

 PREMIUM SHARES                   $128   $581   $1,060   $2,384
 --------------------------------------------------------------

PAGE 12 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [ICON]



The bar chart on this page shows how the UltraShort Bond Fund has performed from year to year. The table below it compares the Fund's performance over time to those of the Lehman Brothers 1-3 Year Government Bond Index and the Lehman Short 9-12 Month Treasury Index, each a widely recognized, unmanaged index generally representative of short-term government securities. The table also compares the Fund's performance to that of the Lipper Short Investment Grade Universe Average to show how the Fund's performance compares with the returns of an index of funds with investment objectives similar to the Fund's. This table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions. Without such fee reduction, the Fund's performance would have been lower.

The returns for the Premium Class will differ from the Service Class returns shown in the bar chart because of differences in expenses of each class. Premium Class has not yet been offered to the public. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


              ULTRASHORT BOND FUND
              PERFORMANCE BAR CHART AND TABLE


     YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS SHARES(1)
[BAR CHART IN %]

1998                                                                             6.63
1999                                                                             2.28
2000                                                                             8.33
2001                                                                             6.73
2002                                                                             3.65
2003                                                                             1.87
2004                                                                             1.22
2005                                                                             2.29



 Best quarter:            3.21%  Q3   '01
 Worst quarter:          -0.51%  Q2   '04
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                  ONE YEAR ENDED   FIVE YEARS ENDED
                                                                   DECEMBER 31,      DECEMBER 31,       SINCE
                                                  INCEPTION            2005              2005         INCEPTION
                                              -----------------------------------------------------------------
 SERVICE CLASS(2,3) -- RETURN BEFORE TAXES     January 21, 1997       -1.52%             2.35%          3.89%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)                               -2.57%             1.14%          2.21%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
 OF SHARES(2)                                                         -1.00%             1.28%          2.27%
                                              -----------------------------------------------------------------
 LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND
 INDEX (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                            January 31, 1997        1.73%             3.83%          4.86%
                                              -----------------------------------------------------------------
 LIPPER SHORT INVESTMENT GRADE UNIVERSE
 AVERAGE (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                            January 31, 1997        1.76%             3.52%          4.46%
                                              -----------------------------------------------------------------
 LEHMAN SHORT 9-12 MONTH TREASURY INDEX        January 31, 1997        2.52%             2.87%          4.15
---------------------------------------------------------------------------------------------------------------

(2) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) For current performance information, including the Fund's 30-day yield, call 1-888-266-8787.

PAGE 13 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


                                               ULTRASHORT BOND FUND
                                               FEES AND EXPENSES


As an investor in the UltraShort Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID BY
 YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                   3.75%*           None

 ANNUAL FUND
 OPERATING EXPENSES
 (FEES PAID FROM
 FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

 Management fee(1,3)                      0.40%            0.40%
 Distribution (12b-1) fee(2,3)            0.25%            0.75%
 Other expenses(1)                        0.69%            0.69%
 Total Fund operating expenses            1.34%            1.84%
 Fee waivers(1,2,3)                       0.69%            1.19%
 Net expenses(3)                          0.65%            0.65%

   ---------------

   * LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED. See "Distribution Arrangements -- Sales Charge Reductions."

   (1) INTRUST is currently waiving, pursuant to an expense limitation agreement, a portion of its management fees due from the Fund such that total expenses after fee waivers by INTRUST and BISYS are limited to 0.65% for both Service shares and Premium shares.

   (2) BISYS is currently waiving, pursuant to an expense limitation agreement, its entire Distribution fee.

   (3) The contractual expense limitations are in effect through April 1, 2006.

PAGE 14 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


                                               ULTRASHORT BOND FUND
                                               EXPENSE EXAMPLE


USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
 - $10,000 INVESTMENT
 - 5% ANNUAL RETURN
 - REDEMPTION AT THE END OF EACH PERIOD
 - NO CHANGES IN THE FUND'S EXPENSES EXCEPT THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON APRIL 1, 2006
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


                                     1      3        5       10
 ULTRASHORT BOND FUND             YEAR   YEARS   YEARS    YEARS

 SERVICE SHARES                   $439   $718   $1,018   $1,869
 --------------------------------------------------------------

 PREMIUM SHARES                   $ 66   $463   $  884   $2,061
 --------------------------------------------------------------

PAGE 16 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES




The bar chart on this page shows how the Intermediate Bond Fund has performed from year to year. The table below it compares the Fund's performance over time to that of the Lehman Brothers Intermediate Government/ Credit Bond Index, a widely recognized, unmanaged index generally representative of intermediate government and corporate bonds. The table also compares the Fund's performance to that of the Lipper Intermediate Investment Grade Universe Average to show how the Fund's performance compares with the returns of an index of funds with investment objectives similar to the Fund's. This table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions. Without such fee reductions, the Fund's performance would have been lower.

The returns for the Premium Class will differ from the Service Class returns shown in the bar chart because of differences in expenses of each class. Premium Class has not yet been offered to the public. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


              INTERMEDIATE BOND FUND
              PERFORMANCE BAR CHART AND TABLE

              YEAR-BY-YEAR TOTAL RETURN -- SERVICE CLASS SHARES(1)

[BAR GRAPH IN %]

1998                                                                              7.36
1999                                                                             -0.34
2000                                                                              9.66
2001                                                                              7.92
2002                                                                             10.25
2003                                                                              3.77
2004                                                                              2.78
2005                                                                              1.72

 Best quarter:            4.59%    Q3   '02
 Worst quarter:          -2.44%    Q2   '04
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
       The Fund's after-tax returns shown below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                  ONE YEAR ENDED   FIVE YEARS ENDED
                                                                   DECEMBER 31,      DECEMBER 31,       SINCE
                                                  INCEPTION            2005              2005         INCEPTION
                                              -----------------------------------------------------------------
 SERVICE CLASS(2,3) -- RETURN BEFORE TAXES     January 21, 1997       -2.12%             4.44%          5.18%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)                               -3.49%             2.65%          3.12%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
 OF SHARES(2)                                                         -1.38%             2.72%          3.15%
                                              -----------------------------------------------------------------
 LEHMAN BROTHERS INTERMEDIATE
 GOVERNMENT/CREDIT BOND INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)        January 31, 1997        1.58%             5.50%          6.01%
                                              -----------------------------------------------------------------
 LIPPER INTERMEDIATE INVESTMENT GRADE
 UNIVERSE AVERAGE (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                      January 31, 1997        2.28%             5.67%          6.05%
---------------------------------------------------------------------------------------------------------------

(2) These figures reflect deduction of sales charges.

(3) For current performance information, including the Fund's 30-day yield, call 1-888-266-8787.

PAGE 17 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


                                               INTERMEDIATE BOND FUND
                                               FEES AND EXPENSES

As an investor in the Intermediate Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID BY
 YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                   3.75%*           None

 ANNUAL FUND
 OPERATING EXPENSES
 (FEES PAID FROM
 FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

 Management fee(1,3)                      0.40%            0.40%
 Distribution (12b-1) fee(2,3)            0.25%            0.75%
 Other expenses(1)                        0.70%            0.70%
 Total Fund operating expenses            1.35%            1.85%
 Fee waivers(1,2,3)                       0.59%            1.09%
 Net expenses(2)                          0.76%            0.76%

   ---------------
   * LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED. See "Distribution Arrangements -- Sales Charge Reductions."

   (1) INTRUST is currently waiving, pursuant to an expense limitation agreement, a portion of its management fees due from the Fund such that total expenses after fee waivers by INTRUST and BISYS are limited to 0.76% for both Service shares and Premium Shares.

   (2) BISYS is currently waiving, pursuant to an expense limitation agreement, its entire Distribution fee.

   (3) The contractual expense limitations are in effect through April 1, 2006.
 12

PAGE 18 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


                                               INTERMEDIATE BOND FUND
                                               EXPENSE EXAMPLE


USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
  - $10,000 INVESTMENT
  - 5% ANNUAL RETURN
  - REDEMPTION AT THE END OF EACH PERIOD
  - NO CHANGES IN THE FUND'S EXPENSES EXCEPT THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON APRIL 1, 2006
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


                                     1      3        5       10
 INTERMEDIATE BOND FUND           YEAR   YEARS   YEARS    YEARS

 SERVICE SHARES                   $450   $731   $1,032   $1,889
 --------------------------------------------------------------

 PREMIUM SHARES                   $ 78   $476   $  899   $2,080
 --------------------------------------------------------------

PAGE 20 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


                                               KANSAS TAX-EXEMPT BOND FUND

The bar chart and table on this page show how the Kansas Tax-Exempt Bond Fund and its predecessor have performed and how its performance has varied from year to year. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing in the table how the Fund's average annual returns compare with the returns of the Lehman Brothers Municipal Index, a widely recognized, unmanaged index generally representative of intermediate- and short-term municipal bonds.

The Fund has been in existence since December 10, 1990, but until May 17, 1997 the Fund was organized as the Kansas Tax Exempt Income Portfolio of the SEI Tax Exempt Trust. Prior to November 2000, the Fund was managed directly by INTRUST Bank.

Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions, without such fee reductions performance would be lower.

The returns for the Class A will differ from the Institutional Class returns because of differences in expenses of each class(2). Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


            PERFORMANCE BAR CHART AND TABLE
            YEAR-BY-YEAR TOTAL RETURNS -- INSTITUTIONAL SHARES(1,2)

[BAR GRAPH IN %]

1996                                                                              3.95
1997                                                                              7.60
1998                                                                              5.73
1999                                                                             -2.63
2000                                                                             10.10
2001                                                                              4.39
2002                                                                              8.03
2003                                                                              4.03
2004                                                                              2.65
2005                                                                              1.66

 Best quarter:            4.28%    Q4   '00
 Worst quarter:          -2.29%    Q2   '99
 ---------------------------------------------

------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if sales charges were included.

(2) Class A had been previously designated as Premium Class prior to 2/28/02; Institutional Class had been previously designated Service Class and subject to a front-end sales charge prior to 2/28/02.

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                              ONE YEAR, ENDED     FIVE YEARS, ENDED   TEN YEARS, ENDED
                                             DECEMBER 31, 2005    DECEMBER 31, 2005   DECEMBER 31, 2005
                                            -----------------------------------------------------------
 CLASS A(2,3,4,5)--RETURN BEFORE TAXES            -2.38%               2.87%               3.47%
                                            -----------------------------------------------------------
 INSTITUTIONAL CLASS(2,4)--RETURN BEFORE
 TAXES                                             2.01%               4.20%               4.53%
                                            -----------------------------------------------------------
 CLASS A(2,3,4,5)--RETURN AFTER TAXES ON
 DISTRIBUTIONS                                    -2.38%               2.87%               3.45%
                                            -----------------------------------------------------------
 CLASS A(2,3,4,5)--RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF SHARES                  0.39%               2.99%               3.57%
                                            -----------------------------------------------------------
 LEHMAN BROTHERS 7-YEAR MUNICIPAL INDEX            1.72%               5.13%               5.37%
-------------------------------------------------------------------------------------------------------

(3) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4) For current performance information, including the Fund's 30-day yield, call 1-888-266-8787.

(5) Returns represent Institutional Class performance for periods prior to 8/6/02 and include effect of contractual .75% 12b-1 fee. Class A and Institutional Class are invested in the same portfolio of securities.

PAGE 21 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


                                               KANSAS TAX-EXEMPT BOND FUND
                                               FEES AND EXPENSES


As an investor in the Kansas Tax-Exempt Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID BY
 YOU DIRECTLY)                       CLASS A SHARES   INSTITUTIONAL SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                 4.00%*                None

 ANNUAL FUND
 OPERATING EXPENSES
 (FEES PAID FROM
 FUND ASSETS)                        CLASS A SHARES   INSTITUTIONAL SHARES

 Management fee(1,3)                     0.30%               0.30%
 Distribution (12b-1) fee(2,3)           0.75%                None
 Other expenses(1)                       0.66%               0.66%
 Total Fund operating expenses(4)        1.71%               0.96%
 Fee waivers(1,2,3)                      0.76%               0.36%
 Net expenses(3)                         0.95%               0.60%

   ---------------
   * LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED. See "Distribution Arrangements -- Sales Charge Reductions."

   (1) INTRUST is currently waiving, pursuant to an expense limitation agreement, a portion of its management fees due from the Fund such that total expenses after fee waivers by INTRUST are limited to 0.60% for Institutional Shares and 0.95% for Class A Shares.

   (2) BISYS is currently waiving, pursuant to an expense limitation agreement, .40% of its Distribution fee for the Class A Shares.

   (3) The contractual expense limitations are in effect through April 1, 2006.

   (4) "Total Fund operating expenses" are based on estimates for the fiscal year ending October 31, 2006.

PAGE 22 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


                                      KANSAS TAX-EXEMPT BOND FUND
                                      EXPENSE EXAMPLE


USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
  - $10,000 INVESTMENT
  - 5% ANNUAL RETURN
  - REDEMPTION AT THE END OF EACH PERIOD
  - NO CHANGES IN THE FUND'S EXPENSES EXCEPT THE EXPIRATION OF THE CURRENT CONTRACTUAL FEE WAIVERS ON APRIL 1, 2006
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


                                   1      3        5        10
 KANSAS TAX-EXEMPT BOND FUND      YEAR   YEARS    YEARS    YEARS

 CLASS A SHARES                   $493   $846    $1,223   $2,278
 ---------------------------------------------------------------

 INSTITUTIONAL SHARES             $61    $270    $ 496    $1,145
 ---------------------------------------------------------------

PAGE 40 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FUND MANAGEMENT


                            THE INVESTMENT ADVISER
   INTRUST Financial Services, Inc. ("INTRUST"), 105 North Main Street, Box One, Wichita, Kansas 67202 is the Adviser for the Funds. INTRUST is a wholly owned subsidiary of INTRUST Bank, N.A. INTRUST Bank N.A., founded in 1876, is a national banking association, that provides a full range of banking and trust services to over 2,300 trust clients. As of December 31, 2005, total assets under management were approximately $2.5 billion. INTRUST continuously reviews, supervises and administers each of the Funds' investment programs.



   For these advisory services, the Funds paid INTRUST as follows during their fiscal year ended October 31, 2005:

                                                   PERCENTAGE OF
                                             AVERAGE DAILY NET ASSETS
                                                 AS OF 10/31/2005
                                          ------------------------------
     Stock Fund                                        0.76%
                                          ------------------------------
     International Multi-Manager
     Stock Fund                                        0.35%
                                          ------------------------------
     UltraShort Bond Fund                              0.06%
                                          ------------------------------
     Intermediate Bond Fund                            0.21%
                                          ------------------------------
     Kansas Tax-Exempt Bond Fund                       0.09%
    ---------------------------------------------------------------------

   INTRUST waived a portion of its contractual fees with the Funds for the most recent fiscal year. Contractual fees (without waivers) are: Stock Fund, 1.00%; International Multi-Manager Stock Fund, 0.40%; UltraShort Bond Fund, 0.40%; Intermediate Bond Fund, 0.40%; and Kansas Tax-Exempt Bond Fund, 0.30%.



                            PORTFOLIO MANAGERS



   Under the International Multi-Manager Stock Fund's investment advisory agreement, INTRUST invests the Fund's assets in the Portfolio and continuously reviews, supervises and monitors the Portfolio's investment program.



   Thomas S. Gangel, President of INTRUST, is responsible for the investment management oversight for INTRUST in its role as adviser to the NestEgg Funds. Mr. Gangel has over 18 years of experience in the investment and trust industry, including the development of equity and fixed income investment services and individual portfolio management. INTRUST discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. Prior to his employment with INTRUST Bank, N.A. in 1997, Mr. Gangel served as Director with First Asset Management from February, 1996 to June, 1997. From July 1995 to February of 1996, Mr. Gangel was Vice Presicent with FirstTier Bank.

PAGE 60 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS


   The financial highlights tables are intended to help you understand each of the Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This financial information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the American Independence Funds Trust Annual Report. You may obtain a free copy of the Annual Report by calling 1-888-266-8787. Information for Premium Class is not shown since the class had not commenced operations during the periods shown.

                                                                        STOCK FUND
                                                                      SERVICE CLASS
                                                   ----------------------------------------------------
                                                     YEAR       YEAR       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED      ENDED
                                                   10/31/05   10/31/04   10/31/03   10/31/02   10/31/01
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 12.77    $ 10.91    $  9.10    $  10.64   $  11.09
    ---------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.21       0.18       0.18        0.17       0.15
      Net realized and unrealized gains (losses)
        from investments                              1.58       1.88       1.80       (1.56)     (0.42)
    ---------------------------------------------------------------------------------------------------
        Total from Investment Activities              1.79       2.06       1.98       (1.39)     (0.27)
    ---------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                          (0.17)     (0.20)     (0.17)      (0.15)     (0.18)
      Net realized gains from investment
        transactions                                    --         --         --          --         --
    ---------------------------------------------------------------------------------------------------
        Total Distributions                          (0.17)     (0.20)     (0.17)      (0.15)     (0.18)
    ---------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $ 14.39    $ 12.77    $ 10.91    $   9.10   $  10.64
    ---------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)         14.06%     19.07%     22.14%     (13.32%)    (2.45%)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $93,294    $84,425    $76,336    $ 66,457   $ 73,463
      Ratio of expenses to average net assets         1.29%      1.29%      1.29%       1.29%      1.29%
      Ratio of net investment income to average
        net assets                                    1.42%      1.42%      1.87%       1.65%      1.27%
      Ratio of expenses to average net assets*        1.88%      1.87%      1.89%       1.87%      1.86%
      Portfolio turnover rate                        28.27%     16.29%     29.31%      30.01%     34.00%

    * During the period, certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.

PAGE 61 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS


                                                             INTERNATIONAL MULTI-MANAGER STOCK FUND
                                                                         SERVICE CLASS
                                                      ----------------------------------------------------
                                                        YEAR       YEAR       YEAR       YEAR       YEAR
                                                       ENDED      ENDED      ENDED      ENDED      ENDED
                                                      10/31/05   10/31/04   10/31/03   10/31/02   10/31/01
    NET ASSET VALUE, BEGINNING OF PERIOD              $ 12.72    $ 10.60    $  8.23    $  9.24    $ 12.70
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                              0.22       0.13       0.14       0.10       0.12
      Net realized and unrealized gains (losses)
        from investments                                 1.61       2.37      (1.05)     (1.97)
    ------------------------------------------------------------------------------------------------------
        Total from Investment Activities                 1.83       2.51      (0.95)     (1.85)
    ------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                             (0.26)     (0.17)     (0.14)     (0.06)     (0.08)
      Net realized gains from investment
        transactions                                       --         --         --         --      (1.53)
    ------------------------------------------------------------------------------------------------------
        Total Distributions                             (0.26)     (0.17)     (0.14)     (0.06)     (1.61)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $ 14.29    $ 12.72    $ 10.60    $  8.23    $  9.24
    ------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            14.41%     21.81%     31.04%    (10.34%)   (16.83%)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)               $95,519    $81,751    $65,744    $46,558    $48,043
      Ratio of expenses to average net assets(b)         1.26%      1.28%      1.24%      1.21%      1.22%
      Ratio of net investment income to average net
        assets(b)                                        1.61%      1.16%      1.59%      1.09%      1.09%
      Ratio of expenses to average net assets*(b)        1.62%      1.67%      1.71%      1.68%      1.69%
      Portfolio turnover rate(a)                        37.00%     36.00%     44.00%     43.00%     36.00%

    * During the period, certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.

    (a) Portfolio turnover rate represents that of the International Equity Portfolio.

   (b) These ratios include expenses charged from the International Equity Portfolio.

PAGE 62 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS


                                                                   ULTRASHORT BOND FUND
                                                                      SERVICE CLASS
                                                   ----------------------------------------------------
                                                     YEAR       YEAR       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED      ENDED
                                                   10/31/05   10/31/04   10/31/03   10/31/02   10/31/01
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.09    $ 10.17    $ 10.17    $ 10.40    $  9.96
    ---------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.26       0.17       0.22       0.38       0.53
      Net realized and unrealized gains (losses)
        from investments                             (0.08)     (0.05)      0.02      (0.18)      0.44
    ---------------------------------------------------------------------------------------------------
        Total from Investment Activities              0.18       0.12       0.24       0.20       0.97
    ---------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                          (0.29)     (0.18)     (0.24)     (0.38)     (0.53)
      Net realized gains from investment
        transactions                                 (0.01)     (0.02)        --      (0.05)        --
    ---------------------------------------------------------------------------------------------------
        Total Distributions                          (0.30)     (0.20)     (0.24)     (0.43)     (0.53)
    ---------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $  9.97    $ 10.09    $ 10.17    $ 10.17    $ 10.40
    ---------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)          1.76%      1.23%      2.41%      2.02%     10.02%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $56,862    $58,125    $61,392    $48,579    $47,624
      Ratio of expenses to average net assets         0.65%      0.65%      0.65%      0.65%      0.65%
      Ratio of net investment income to average
        net assets                                    2.70%      1.69%      2.13%      3.71%      5.26%
      Ratio of expenses to average net assets**       1.34%      1.33%      1.33%      1.33%      1.28%
      Portfolio turnover rate                        63.43%     68.14%     72.06%     66.57%     65.87%

    ** During the period, certain fees were voluntarily and contractually reduced. If such voluntary and contractually fee reductions had not occurred, the ratios would have been as indicated.

    (a) Distribution per share was less than $0.005.

PAGE 63 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS


                                                                  INTERMEDIATE BOND FUND
                                                                      SERVICE CLASS
                                                   ----------------------------------------------------
                                                     YEAR       YEAR       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED      ENDED
                                                   10/31/05   10/31/04   10/31/03   10/31/02   10/31/01
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.59    $ 10.69    $ 10.71    $ 10.54    $  9.82
    ---------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.39       0.39       0.43       0.55       0.56
      Net realized and unrealized gains (losses)
        from investments                             (0.35)      0.02       0.05       0.15       0.72
    ---------------------------------------------------------------------------------------------------
        Total from Investment Activities              0.04       0.41       0.48       0.70       1.28
    ---------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                          (0.41)     (0.40)     (0.47)     (0.53)     (0.56)
      Net realized gains                             (0.05)     (0.11)     (0.03)        --         --
    ---------------------------------------------------------------------------------------------------
        Total Distributions                          (0.46)     (0.51)     (0.50)     (0.53)     (0.56)
    ---------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $ 10.17    $ 10.59    $ 10.69    $ 10.71    $ 10.54
    ---------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)          0.36%      3.91%      4.53%      6.87%     13.35%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $50,009    $49,742    $51,927    $48,006    $45,447
      Ratio of expenses to average net assets         0.76%      0.76%      0.76%      0.76%      0.76%
      Ratio of net investment income to average
        net assets                                    3.81%      3.66%      4.00%      5.29%      5.49%
      Ratio of expenses to average net assets*        1.35%      1.34%      1.34%      1.33%      1.29%
      Portfolio turnover rate                        61.83%     85.91%     59.41%    135.72%     93.61%

    * During the period certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.

PAGE 64 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS

                                                          KANSAS TAX-EXEMPT BOND FUND
                                        ---------------------------------------------------------------
                                                        INSTITUTIONAL CLASS*                   CLASS A
                                        ----------------------------------------------------   --------
                                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                        10/31/05   10/31/04   10/31/03   10/31/02   10/31/01   10/31/05
    NET ASSET VALUE, BEGINNING OF
      PERIOD                            $  10.93   $  10.98   $  10.94   $  10.86   $  10.35    $10.92
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                 0.41       0.41       0.42       0.44       0.46      0.37
      Net realized and unrealized
        gains (losses) from
        investments                        (0.26)     (0.04)      0.04       0.07       0.51     (0.26)
    ---------------------------------------------------------------------------------------------------------------------
        Total from Investment
          Activities                        0.15       0.37       0.46       0.51       0.97      0.11
    ---------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                (0.41)     (0.42)     (0.42)     (0.43)     (0.46)    (0.37)
      Net realized gains from
        investment transactions               --         --         --         --         --        --
    ---------------------------------------------------------------------------------------------------------------------
        Total Distributions                (0.41)     (0.42)     (0.42)     (0.43)     (0.46)    (0.37)
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD      $  10.67   $  10.93   $  10.98   $  10.94   $  10.86    $10.66
    ---------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charge)                           1.26%      3.56%      4.24%      4.84%      9.58%     0.90%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period
        (000)                           $150,963   $146,471   $155,198   $150,525   $142,848    $  920
      Ratio of expenses to average net
        assets                              0.60%      0.60%      0.60%      0.60%      0.60%     0.95%
      Ratio of net investment income
        to average net assets               3.83%      3.80%      3.81%      4.05%      4.34%     3.47%
      Ratio of expenses to average net
        assets**                            0.96%      0.93%      0.94%      1.00%      1.15%     1.71%
      Portfolio turnover rate              22.23%     14.26%     12.07%     13.63%      9.62%    22.23%

                                           KANSAS TAX-EXEMPT BOND FUND
                                        ---------------------------------
                                                     CLASS A
                                        ---------------------------------
                                          YEAR       YEAR       PERIOD
                                         ENDED      ENDED        ENDED
                                        10/31/04   10/31/03   10/31/02(A)
    NET ASSET VALUE, BEGINNING OF
      PERIOD                            $ 10.98     $10.93      $10.83
    ----------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                0.38       0.38        0.09
      Net realized and unrealized
        gains (losses) from
        investments                       (0.05)      0.05        0.10
    ----------------------------------
        Total from Investment
          Activities                       0.33       0.43        0.19
    ----------------------------------
    DISTRIBUTIONS
      Net investment income               (0.39)     (0.38)      (0.09)
      Net realized gains from
        investment transactions                         --          --
    ----------------------------------
        Total Distributions               (0.39)     (0.38)      (0.09)
    ----------------------------------
    NET ASSET VALUE, END OF PERIOD      $ 10.92     $10.98      $10.93
    ----------------------------------
        Total Return (excludes sales
          charge)                          3.11%      3.98%       4.16%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period
        (000)                           $ 1,913     $1,248      $  553
      Ratio of expenses to average net
        assets                             0.95%      0.95%       0.95%(c)
      Ratio of net investment income
        to average net assets              3.47%      3.45%       3.45%(c)
      Ratio of expenses to average net
        assets**                           1.67%      1.69%       0.97%(c)
      Portfolio turnover rate             14.26%     12.07%      13.63%(b)

    * Prior to March 1, 2002, the Class was named Service Class.

    ** During the period, certain fees were voluntarily and contractually reduced. If such voluntary and contractual fee reductions had not occurred, the ratios would have been as indicated.

    (a) Commencement of operations for Class A was 8/6/02.

   (b) Not annualized.

   (c) Annualized.

AMERICAN INDEPENDENCE FUNDS

                                               AMERICAN INDEPENDENCE FUNDS
                                               NOTICE OF PRIVACY POLICY &
                                               PRACTICES

   American Independence Funds recognizes and respects the privacy concerns and expectations of our customers(1).

   We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with American Independence Funds.

    COLLECTION OF CUSTOMER            We collect nonpublic personal information about our customers from the
      INFORMATION                     following sources:



                                      -  Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;



                                      -  Account History, including information about the transactions and balances in a customer's accounts; and



                                      -  Correspondence, written, telephonic or electronic between a customer and
                                         American Independence Funds or service providers to American
                                         Independence Funds.



    DISCLOSURE OF CUSTOMER            We may disclose all of the information described above to certain third
      INFORMATION                     parties who are not affiliated with American Independence Funds under one or more of these circumstances:



                                      -  As Authorized -- if you request or authorize the disclosure of the information.



                                      -  As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the American Independence
                                         Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.



                                      -  Under Joint Agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.



    SECURITY OF CUSTOMER              We require service providers to the American Independence Funds:
      INFORMATION



                                      -  to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the American
                                         Independence Funds; and



                                      -  to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the American Independence Funds.

   We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of American Independence Funds.

   ---------------

   (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to American Independence Funds, but do not invest in American Independence Funds shares.

                        This is not part of the Prospectus.

                 PROSPECTUS SUPPLEMENT DATED FEBRUARY 28, 2006

                     TO THE PREMIUM CLASS SHARES PROSPECTUS
                   DATED MARCH 1, 2005 (THE "PROSPECTUS") OF

                       AMERICAN INDEPENDENCE FUNDS TRUST

                              [NESTEGG FUNDS LOGO]

                               NESTEGG 2010 FUND
                               NESTEGG 2020 FUND
                               NESTEGG 2030 FUND
                               NESTEGG 2040 FUND
                       NESTEGG CAPITAL PRESERVATION FUND
                                 (THE "FUNDS")

     This Supplement amends, in accordance with the Investment Company Act of 1940 and the Securities Act of 1933, information in the NestEgg Funds Premium Class Prospectus dated March 1, 2005 and supersedes any information to the contrary therein:

     INTRUST Financial Services, Inc., ("IFS") is a wholly owned subsidiary of INTRUST Bank, N.A. IFS and INTRUST Bank have entered into an agreement (the "Agreement") with Arrivato Advisors, LLC ("Arrivato") pursuant to which Arrivato would acquire all of IFS' investment management business relating to the American Independence Funds Trust.

     Arrivato Funds Trust (the "Trust") is a Delaware business trust that was organized on October 7, 2004 as an open-end, management investment company. Arrivato's main office is located at 350 Fifth Avenue, New York, NY 10118.

     The Board of Trustees of American Independence Funds Trust has approved the reorganization of each NestEgg Funds (each a "NestEgg Fund") into a corresponding Arrivato Dow Jones U.S. Target Date Fund. These reorganizations also have been approved by the Board of Trustees of the Arrivato Funds Trust. It is anticipated that shareholders of each NestEgg Fund will be asked, at a special meeting of shareholders to be held on February 28, 2006 to consider the reorganization of that NestEgg Fund into a substantially similar mutual fund managed by Arrivato. In some cases, Arrivato will create the class into which NestEgg Funds or classes will reorganize. Complete details of the proposed reorganizations will be sent to NestEgg Fund shareholders along with proxy materials. If the reorganization is approved by shareholders of a NestEgg Fund, shareholders of that fund would become shareholders of the Arrivato Dow Jones U.S. Target Date Fund into which the NestEgg Fund is reorganized.

     The reorganizations are expected to be structured as tax-free transactions for federal income tax purposes. Redemptions or transfers from a NestEgg Fund prior to completion of the reorganization may result in tax consequences. You should consult with a competent tax adviser about your individual circumstances. Consummation of the reorganization of any NestEgg Fund is subject to a number of conditions, including approval by shareholders of the NestEgg Funds. The Arrivato Dow Jones Funds are not yet available for sale.

     If you have any questions concerning the reorganizations, please feel free to contact the NestEgg Funds at 316-383-1094.

     ACCORDINGLY, THE SECTIONS OF THE PROSPECTUS SET FORTH BELOW HAVE BEEN UPDATED TO REFLECT 2005 FINANCIAL INFORMATION.

PAGE 18 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [SCALE ICON]

                                               NESTEGG FUNDS
                                               CONTINUED
   NESTEGG 2010 FUND -- PREMIUM CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31(1)
   [BAR GRAPH]

2000                                                                             -0.33
2001                                                                             -2.04
2002                                                                             -8.47
2003                                                                             13.89
2004                                                                              6.49
2005                                                                              2.89

                                                                   Best quarter:          Q2   2003     8.13%
                                                                   Worst quarter:         Q3   2002    -8.63%

   (1) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                               SINCE INCEPTION
       AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR       5 YEARS       (JANUARY 4, 1999)
                                                                 ----------------------------------------------
     RETURN BEFORE TAXES(2)                                        1.35%         1.95%              2.47%
                                                                 ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(2)                        0.43%         1.19%              1.61%
                                                                 ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES(2)                                                     1.42%         1.24%              1.62%
    -----------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          2.43%         5.87%              5.69%
                                                                 ----------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO FUND INDEX                          6.34%         2.54%              3.09%
                                                                 ----------------------------------------------
     WILSHIRE 5000 INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          6.32%         2.12%              2.91%
                                                                 ----------------------------------------------
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE
      AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)         14.02%         4.94%              4.86%
    -----------------------------------------------------------------------------------------------------------

   (2) These returns reflect performance after sales charges and expenses are deducted.

PAGE 19 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [SCALE ICON]



                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2020 FUND -- PREMIUM CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31(1)

   [BAR GRAPH]

2000                                                                             -4.62
2001                                                                             -7.59
2002                                                                            -13.01
2003                                                                             18.72
2004                                                                              8.12
2005                                                                              3.56

                                                                   Best quarter:          Q2   2003    10.29%
                                                                   Worst quarter:         Q3   2002   -11.86%

   (1) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.
   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                                 SINCE INCEPTION
       AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005          ONE YEAR      FIVE YEARS      (JANUARY 4, 1999)
                                                                   ----------------------------------------------
     RETURN BEFORE TAXES(2)                                         1.97%          1.03%              1.74%
                                                                   ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(2)                         1.56%          0.51%              1.16%
                                                                   ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES(2)                                                      1.38%          0.56%              1.14%
    -------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           2.43%          5.87%              5.69%
                                                                   ----------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO FUND INDEX                           6.34%          2.54%              3.09%
                                                                   ----------------------------------------------
     WILSHIRE 5000 INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           6.32%          2.12%              2.91%
                                                                   ----------------------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          14.02%          4.94%              4.86%
    -------------------------------------------------------------------------------------------------------------

   (2) These returns reflect performance after sales charges and expenses are deducted.

PAGE 20 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [SCALE ICON]



                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2030 FUND -- PREMIUM CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31(1)

   [BAR GRAPH]

2000                                                                             -6.72
2001                                                                            -11.18
2002                                                                            -16.29
2003                                                                             23.07
2004                                                                              9.62
2005                                                                              4.26

                                                                   Best quarter:          Q4   1999    13.05%
                                                                   Worst quarter:         Q3   2002   -13.95%

   (1) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.
   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                               SINCE INCEPTION
        AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005          ONE YEAR      5 YEARS      (JANUARY 4, 1999)
                                                                    --------------------------------------------
     RETURN BEFORE TAXES(2)                                          2.68%        0.60%              1.68%
                                                                    --------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(2)                          2.32%        0.21%              1.07%
                                                                    --------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES(2)                                                       2.02%        0.29%              1.03%
    ------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            2.43%        5.87%              5.69%
                                                                    --------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO FUND INDEX                            6.34%        2.54%              3.09%
                                                                    --------------------------------------------
     WILSHIRE 5000 INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            6.32%        2.12%              2.91%
                                                                    --------------------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           14.02%        4.94%              4.86%
    ------------------------------------------------------------------------------------------------------------

   (2) These returns reflect performance after sales charges and expenses are deducted.

PAGE 21 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [SCALE ICON]



                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2040 FUND -- PREMIUM CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31(1)

   [BAR GRAPH]

2000                                                                            -10.70
2001                                                                            -14.52
2002                                                                            -19.39
2003                                                                             28.32
2004                                                                             11.08
2005                                                                              5.04

                                                                   Best quarter:          Q4   1999    15.90%
                                                                   Worst quarter:         Q3   2002   -16.10%

   (1) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.
   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                               SINCE INCEPTION
       AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR       5 YEARS       (JANUARY 4, 1999)
                                                                 ----------------------------------------------
     RETURN BEFORE TAXES(2)                                        3.44%         0.33%              1.17%
                                                                 ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(2)                        3.31%         0.08%              0.94%
                                                                 ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES(2)                                                     2.40%         0.13%              0.87%
    -----------------------------------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          6.32%         2.12%              2.91%
                                                                 ----------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO FUND INDEX                          6.34%         2.54%              3.09%
                                                                 ----------------------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)         14.02%         4.94%              4.86%
    -----------------------------------------------------------------------------------------------------------

   (2) These returns reflect performance after sales charges and expenses are deducted.

PAGE 22 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [SCALE ICON]

                                               NESTEGG FUNDS
                                               CONTINUED
   NESTEGG CAPITAL PRESERVATION FUND -- PREMIUM CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31(1)
   [BAR CHART]

2000                                                                              3.34
2001                                                                              2.32
2002                                                                             -3.01
2003                                                                             11.01
2004                                                                              5.42
2005                                                                              2.56

                                                                   Best quarter:          Q2   2003    6.33%
                                                                   Worst quarter:         Q3   2002   -4.55%

   (1) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                               SINCE INCEPTION
       AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR       5 YEARS       (JANUARY 4, 1999)
                                                                 ----------------------------------------------
     RETURN BEFORE TAXES(2)                                        1.00%         3.25%              3.29%
                                                                 ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(2)                      (0.29)%         2.18%              2.09%
                                                                 ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES(2)                                                     1.47%         2.25%              2.17%
    -----------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          2.43%         5.87%              5.69%
                                                                 ----------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO FUND INDEX                          6.34%         2.54%              3.09%
    -----------------------------------------------------------------------------------------------------------

   (2) These returns reflect performance after sales charges and expenses are deducted.

PAGE 23 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [SCALE ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

As an investor in each NestEgg Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. In addition to bearing the expenses incurred by the NestEgg Funds, you will indirectly bear a proportionate share of the expenses of the underlying mutual funds, including management fees.

                                               FEES AND EXPENSES
                                               PREMIUM SHARES

                                                                                       CAPITAL
       SHAREHOLDER TRANSACTION EXPENSES             2010     2020     2030     2040   PRESERVATION
       (FEES PAID BY YOU DIRECTLY)

       Maximum Sales Charge (Load)
       Imposed on Purchases (as a
       percentage of offering price)               1.50%    1.50%    1.50%    1.50%      1.50%
       -------------------------------------------------------------------------------------------

       ANNUAL FUND OPERATING EXPENSES
       (FEES PAID FROM FUND ASSETS)

       Management fee(1)                           0.70%    0.70%    0.70%    0.70%      0.70%
       -------------------------------------------------------------------------------------------
       Distribution (12b-1) fee                    0.75%    0.75%    0.75%    0.75%      0.75%
       -------------------------------------------------------------------------------------------
       Service Organization fee                    0.25%    0.25%    0.25%    0.25%      0.25%
       -------------------------------------------------------------------------------------------
       Other expenses(2)                           0.66%    0.55%    0.70%    0.70%      1.27%
       -------------------------------------------------------------------------------------------
       Total Fund Operating expenses(1)            2.36%    2.25%    2.40%    2.40%      2.97%
       -------------------------------------------------------------------------------------------
       Fee Waiver/Expense Reimbursement            0.81%    0.72%    0.85%    0.85%      1.42%
       -------------------------------------------------------------------------------------------
       Net Expenses(1)                             1.55%    1.53%    1.55%    1.55%      1.55%
       -------------------------------------------------------------------------------------------

   (1) Includes sub-advisory fee. At least until April 1, 2006, a portion of the management fees and 12b-1 fees are being waived and certain expenses of the Funds are being reimbursed to the extent necessary to limit total operating expenses to 1.55% for Premium Shares pursuant to an expense limitation agreement.

   (2) "Other expenses" are based upon estimates for the fiscal year ending October 31, 2006.

PAGE 24 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [SCALE ICON]



                                               NESTEGG FUNDS
                                               CONTINUED

   Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in each NestEgg Fund's operating expenses except the expiration of the current contractual fee waivers on April 1, 2006.

   Because this example is hypothetical and for comparison only, your actual costs will be different.

   EXPENSE EXAMPLE

                                                        1       3         5       10
      NESTEGG FUNDS                                   YEAR   YEARS    YEARS    YEARS
      ------------------------------------------------------------------------------
      PREMIUM SHARES                 2010             $305   $799    $1,319   $2,745
                                     2020             $303   $775    $1,272   $2,641
                                     2030             $305   $807    $1,336   $2,781
                                     2040             $305   $807    $1,336   $2,781
                             CAPITAL PRESERVATION     $305   $923    $1,566   $3,291
      ------------------------------------------------------------------------------

PAGE 30 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FUND MANAGEMENT

       [SCALE ICON]

                            THE INVESTMENT ADVISER
   INTRUST Financial Services, Inc., 105 North Main Street, Box One, Wichita, Kansas 67202 is the Adviser for the Funds. INTRUST is a wholly owned subsidiary of INTRUST Bank, N.A. INTRUST Bank is a national banking association which provides a full range of banking and trust services to clients. As of December 31, 2005, total assets under management were approximately $2.5 billion. INTRUST continuously reviews and supervises, and is responsible for, the Funds' investment program.

   The NestEgg Funds pay advisory fees as follows:

                                                   PERCENTAGE OF
                                                AVERAGE NET ASSETS
                                          ------------------------------
     NestEgg Capital Preservation Fund                  0.68%*
                                          ------------------------------
     NestEgg 2010 Fund                                  0.68%*
                                          ------------------------------
     NestEgg 2020 Fund                                  0.68%*
                                          ------------------------------
     NestEgg 2030 Fund                                  0.68%*
                                          ------------------------------
     NestEgg 2040 Fund                                  0.68%*
    ---------------------------------------------------------------------

   * Contractual fees (without waivers) for each NestEgg Fund is 0.70% (including fees of 0.02% to the Sub-Adviser). INTRUST has agreed to contractually to waive its advisory fee at least until April 1, 2006.

   Thomas S. Gangel, President of INTRUST, is responsible for the investment management oversight for INTRUST in its role as adviser to the NestEgg Funds. Mr. Gangel has over 18 years of experience in the investment and trust industry, including the development of equity and fixed income investment services and individual portfolio and relationship management. INTRUST discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. Prior to his employment with INTRUST Bank N.A. in 1997, Mr. Gangel served as a Director with First Asset Management from February, 1996 to June, 1997. From July 1995 to February of 1996, Mr. Gangel was Vice President with the FirstTier Bank.

                            THE SUB INVESTMENT ADVISER

   La Jolla Economics, 7608 La Jolla Boulevard, La Jolla, CA is a registered investment adviser and, since 1997, has provided investment management, advisory, administrative and asset management consulting to institutional and corporate investors.

                            THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services is the Funds' Distributor and Administrator. Its address is 3435 Stelzer Road, Columbus, Ohio 43219. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

   The SAI has more detailed information about the Investment Adviser and other service providers.

PAGE 41 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS

           [FUND ICON]

   The financial highlights tables are intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the NestEgg Funds' Premium Class Shares have been audited by KPMG LLP, whose report, along with the Funds' financial statements are included in the NestEgg Funds' Annual Report.

                                                    PREMIUM SHARES -- NEST EGG FUNDS
                                      ------------------------------------------------------------
                                                         YEAR ENDED OCTOBER 31,
                                      ------------------------------------------------------------
                                               2010 FUND                       2020 FUND
                                      ----------------------------    ----------------------------
                                       2005       2004     2003(A)     2005       2004     2003(A)
                                      -------    ------    -------    -------    ------    -------
    NET ASSET VALUE, BEGINNING OF
      PERIOD........................  $ 10.22    $ 9.79    $ 8.96     $  9.85    $ 9.30    $ 8.25
                                      -------    ------    ------     -------    ------    ------
    INVESTMENT ACTIVITIES:
      Net investment income.........     0.19      0.15      0.25        0.14      0.10      0.20
      Net realized and unrealized
         gains on investments.......     0.18      0.45      0.79        0.39      0.57      1.02
                                      -------    ------    ------     -------    ------    ------
         Total from Investment
           Activities...............     0.37      0.60      1.04        0.53      0.67      1.22
                                      -------    ------    ------     -------    ------    ------
    DISTRIBUTIONS:
      Net investment income.........    (0.18)    (0.17)    (0.21)      (0.15)    (0.12)    (0.17)
                                      -------    ------    ------     -------    ------    ------
         Total Distributions........    (0.18)    (0.17)    (0.21)      (0.15)    (0.12)    (0.17)
                                      -------    ------    ------     -------    ------    ------
    NET ASSET VALUE, END OF
      PERIOD........................  $ 10.41     10.22    $ 9.79     $ 10.23    $ 9.85    $ 9.30
                                      =======    ======    ======     =======    ======    ======
    TOTAL RETURN
      (EXCLUDES SALES CHARGE).......     3.64%     6.16%    11.84%       5.35%     7.19%    15.12%
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's).......................  $   142    $  123    $   78     $   259    $  184    $   81
    Ratios to average net assets:
      Expenses......................     1.55%(b)   1.49%(b)   1.55%(b)    1.53%(b)   1.44%(b)   1.46%(b)
      Net investment income.........     1.79%     1.56%     1.27%       1.36%     1.12      0.78%
      Expenses*.....................     2.37%(b)   2.22%(b)   2.24%(b)    2.26%(b)   2.17%(b)   2.21%(b)
    Portfolio turnover rate.........       30%       34%       48%         35%       44%       67%

   ------------------

     * During the period certain fees were voluntarily and contractually reduced. If such fee reductions/reimbursements had not occurred, the ratio would have been as indicated.

    (a) The Funds began offering the Premium Shares on November 1, 2002.

    (b) Does not include expenses of the investment companies in which the fund invests.

PAGE 42 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS

           [FUND ICON]

                                                                PREMIUM SHARES -- NET EGG FUNDS
                                -----------------------------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                -----------------------------------------------------------------------------------------------
                                                                                                      CAPITAL PRESERVATION
                                          2030 FUND                        2040 FUND                          FUND
                                -----------------------------    -----------------------------    -----------------------------
                                 2005       2004      2003(A)     2005       2004      2003(A)     2005       2004      2003(A)
                                -------    -------    -------    -------    -------    -------    -------    -------    -------
    NET ASSET VALUE, BEGINNING
    OF PERIOD.................  $ 9.78     $ 9.11     $7.84      $ 9.60     $ 8.86     $7.38      $10.46     $10.12     $  9.47
                                -------    -------    -------    -------    -------    -------    -------    -------    -------

    INVESTMENT ACTIVITIES:
     Net investment income....    0.09       0.06      0.15        0.05       0.01     (0.01)**    0.21        0.18        0.25
     Net realized and
     unrealized gains on
     investments..............    0.59       0.67      1.26        0.78       0.78      1.61       0.08        0.37        0.64
                                -------    -------    -------    -------    -------    -------    -------    -------    -------
     Total from Investment
     Activities...............    0.68       0.73      1.41        0.83       0.79      1.60       0.29        0.55        0.89
                                -------    -------    -------    -------    -------    -------    -------    -------    -------
    DISTRIBUTIONS:
     Net investment income....   (0.10)     (0.06)    (0.14)      (0.09)     (0.05)    (0.12)     (0.21)      (0.21)      (0.24)
                                -------    -------    -------    -------    -------    -------    -------    -------    -------
    Total Distributions.......   (0.10)     (0.06)    (0.14)      (0.09)     (0.05)    (0.12)     (0.26)      (0.21)      (0.24)
                                -------    -------    -------    -------    -------    -------    -------    -------    -------
    NET ASSET VALUE, END OF
    PERIOD....................  $10.36     $ 9.78     $9.11      $10.34     $ 9.60     $8.86      $10.28     $10.46     $ 10.12
                                =======    =======    =======    =======    =======    =======    =======    =======    =======
    TOTAL RETURN (EXCLUDES
     SALES CHARGE)............    6.96%      8.00%    18.27%       8.63%      8.88%    22.06%      2.80%       5.43%       9.58%

    RATIOS/SUPPLEMENTAL DATA:

    Net Assets, end of period
    (000's)...................  $  252     $  161     $ 104      $  395     $  232     $  16      $ 261      $  128     $    20

    Ratios to average net
    assets:
     Expenses.................    1.55%(b)   1.55%(b)  1.55%(b)    1.55%(b)   1.55%(b)  1.55%(b)   1.55%(b)    1.55%(b)    1.55%(b)
     Net investment income        0.86%      0.46%     0.27%       0.40%      0.06%    (0.18%)     2.01%       1.74%       1.47%
     Expenses*................    2.42%(b)   2.29%(b)  2.36%(b)    2.41%(b)   2.28%(b)  2.39%(b)   2.97%(b)    2.51%(b)    2.54%(b)

    Portfolio turnover rate...      42%        49%       77%         48%        57%       91%        33%         35%         53%

   ------------------

     * During the period certain fees were voluntarily and contractually reduced. If such fee reductions/reimbursements had not occurred, the ratio would have been as indicated.

    ** Net investment income per share calculated using average shares method.

    (a) The Funds began offering the Premium Shares on November 1, 2002.

    (b) Does not include expenses of the investment companies in which the fund invests.

AMERICAN INDEPENDENCE FUNDS

                                               AMERICAN INDEPENDENCE FUNDS
                                               NOTICE OF PRIVACY POLICY &
                                               PRACTICES

   American Independence Funds recognizes and respects the privacy concerns and expectations of our customers(1).

   We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with American Independence Funds.

    COLLECTION OF CUSTOMER            We collect nonpublic personal information about our customers from the
      INFORMATION                     following sources:



                                      -  Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;



                                      -  Account History, including information about the transactions and balances in a customer's accounts; and



                                      -  Correspondence, written, telephonic or electronic between a customer and
                                         American Independence Funds or service providers to American
                                         Independence Funds.



    DISCLOSURE OF CUSTOMER            We may disclose all of the information described above to certain third
      INFORMATION                     parties who are not affiliated with American Independence Funds under one or more of these circumstances:



                                      -  As Authorized -- if you request or authorize the disclosure of the information.



                                      -  As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the American Independence
                                         Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.



                                      -  Under Joint Agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.



    SECURITY OF CUSTOMER              We require service providers to the American Independence Funds:
      INFORMATION



                                      -  to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the American
                                         Independence Funds; and



                                      -  to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the American Independence Funds.

   We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of American Independence Funds.

   ---------------

   (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to American Independence Funds, but do not invest in American Independence Funds shares.

                        This is not part of the Prospectus.

                 PROSPECTUS SUPPLEMENT DATED FEBRUARY 28, 2006

                     TO THE SERVICE CLASS SHARES PROSPECTUS
                   DATED MARCH 1, 2005 (THE "PROSPECTUS") OF

                       AMERICAN INDEPENDENCE FUNDS TRUST

                              [NESTEGG FUNDS LOGO]

                               NESTEGG 2010 FUND
                               NESTEGG 2020 FUND
                               NESTEGG 2030 FUND
                               NESTEGG 2040 FUND
                       NESTEGG CAPITAL PRESERVATION FUND
                                 (THE "FUNDS")

     This Supplement amends, in accordance with the Investment Company Act of 1940 and the Securities Act of 1933, information in the NestEgg Funds Service Class Prospectus dated March 1, 2005 and supersedes any information to the contrary therein:

     INTRUST Financial Services, Inc., ("IFS") is a wholly owned subsidiary of INTRUST Bank, N.A. IFS and INTRUST Bank have entered into an agreement (the "Agreement") with Arrivato Advisors, LLC ("Arrivato") pursuant to which Arrivato would acquire all of IFS' investment management business relating to the American Independence Funds Trust.

     Arrivato Funds Trust (the "Trust") is a Delaware business trust that was organized on October 7, 2004 as an open-end, management investment company. Arrivato's main office is located at 350 Fifth Avenue, New York, NY 10118.

     The Board of Trustees of American Independence Funds Trust has approved the reorganization of each NestEgg Funds (each a "NestEgg Fund") into a corresponding Arrivato Dow Jones U.S. Target Date Fund. These reorganizations also have been approved by the Board of Trustees of the Arrivato Funds Trust. It is anticipated that shareholders of each NestEgg Fund will be asked, at a special meeting of shareholders to be held on February 28, 2006 to consider the reorganization of that NestEgg Fund into a substantially similar mutual fund managed by Arrivato. In some cases, Arrivato will create the class into which NestEgg Funds or classes will reorganize. Complete details of the proposed reorganizations will be sent to NestEgg Fund shareholders along with proxy materials. If the reorganization is approved by shareholders of a NestEgg Fund, shareholders of that fund would become shareholders of the Arrivato Dow Jones U.S. Target Date Fund into which the NestEgg Fund is reorganized.

     The reorganizations are expected to be structured as tax-free transactions for federal income tax purposes. Redemptions or transfers from a NestEgg Fund prior to completion of the reorganization may result in tax consequences. You should consult with a competent tax adviser about your individual circumstances. Consummation of the reorganization of any NestEgg Fund is subject to a number of conditions, including approval by shareholders of the NestEgg Funds. The Arrivato Dow Jones Funds are not yet available for sale.

     If you have any questions concerning the reorganizations, please feel free to contact the NestEgg Funds at 316-383-1094.

     ACCORDINGLY, THE SECTIONS OF THE PROSPECTUS SET FORTH BELOW HAVE BEEN UPDATED TO REFLECT 2005 FINANCIAL AND PERFORMANCE INFORMATION.

PAGE 18 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [ICON]



                                               NESTEGG FUNDS
                                               CONTINUED
   NESTEGG 2010 FUND -- SERVICE CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31
   [GRAPH]

2000                                                                              0.42
2001                                                                             -1.31
2002                                                                             -7.83
2003                                                                             14.43
2004                                                                              7.20
2005                                                                              3.36

                                                                   Best quarter:          Q2   2003     8.36%
                                                                   Worst quarter:         Q3   2002    -8.46%

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                               SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR     FIVE YEARS    (JANUARY 4, 1999)
                                                                  ----------------------------------------------
     RETURN BEFORE TAXES                                             3.36%         2.89%            3.36%
                                                                  ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                             2.25%         2.03%            2.42%
                                                                  ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES          2.75%         1.99%            2.34%
    ------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            2.43%         5.87%            5.69%
                                                                  ----------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO FUND INDEX                            6.34%         2.54%            3.09%
                                                                  ----------------------------------------------
     WILSHIRE 5000 INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            6.32%         2.12%            2.91%
                                                                  ----------------------------------------------
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA
      AND FAR EAST (MSCI EAFE) INDEX (REFLECTS NO DEDUCTION FOR
      FEES, EXPENSES OR TAXES)                                      14.02%         4.94%            4.86%
    ------------------------------------------------------------------------------------------------------------

PAGE 19 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2020 FUND -- SERVICE CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31

   [GRAPH]

2000                                                                             -3.90
2001                                                                             -6.90
2002                                                                            -12.40
2003                                                                             19.32
2004                                                                              8.63
2005                                                                              4.12

                                                                   Best quarter:          Q2   2003    10.43%
                                                                   Worst quarter:         Q3   2002   -11.69%

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                               SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR     FIVE YEARS    (JANUARY 4, 1999)
                                                                  ----------------------------------------------
     RETURN BEFORE TAXES                                             4.12%         1.94%            2.61%
                                                                  ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                             3.56%         1.33%            1.96%
                                                                  ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES          2.81%         1.28%            1.85%
    ------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            2.43%         5.87%            5.69%
                                                                  ----------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO FUND INDEX                            6.34%         2.54%            3.09%
                                                                  ----------------------------------------------
     WILSHIRE 5000 INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            6.32%         2.12%            2.91%
                                                                  ----------------------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           14.02%         4.94%            4.86%
    ------------------------------------------------------------------------------------------------------------

PAGE 20 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                            [ICON]

                                              NESTEGG FUNDS
                                              CONTINUED

   NESTEGG 2030 FUND -- SERVICE CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31

   [GRAPH]

2000                                                                             -6.02
2001                                                                            -10.52
2002                                                                            -15.70
2003                                                                             23.88
2004                                                                             10.23
2005                                                                              4.79

                                                                   Best quarter:          Q4   1999    13.26%
                                                                   Worst quarter:         Q3   2002   -13.79%

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                               SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR     FIVE YEARS    (JANUARY 4, 1999)
                                                                  ----------------------------------------------
     RETURN BEFORE TAXES                                             4.79%         1.54%            2.36%
                                                                  ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                             4.33%         1.06%            1.90%
                                                                  ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES          3.44%         1.04%            1.76%
    ------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            2.43%         5.87%            5.69%
                                                                  ----------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO FUND INDEX                            6.34%         2.54%            3.09%
                                                                  ----------------------------------------------
     WILSHIRE 5000 INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            6.32%         2.12%            2.91%
                                                                  ----------------------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           14.02%         4.94%            4.86%
    ------------------------------------------------------------------------------------------------------------

PAGE 21 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES


                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2040 FUND -- SERVICE CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31

   [GRAPH]

2000                                                                            -10.03
2001                                                                            -13.88
2002                                                                            -18.93
2003                                                                             29.32
2004                                                                             11.70
2005                                                                              5.61

                                                                   Best quarter:          Q4   1999    16.12%
                                                                   Worst quarter:         Q3   2002   -15.94%

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                               SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR     FIVE YEARS    (JANUARY 4, 1999)
                                                                  ----------------------------------------------
     RETURN BEFORE TAXES                                             5.61%         1.27%            2.06%
                                                                  ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                             5.42%         0.98%            1.80%
                                                                  ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES          3.86%         0.91%            1.62%
    ------------------------------------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            6.32%         2.12%            2.91%
                                                                  ----------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO FUND INDEX                            6.34%         2.54%            3.09%
                                                                  ----------------------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           14.02%         4.94%            4.86%
    ------------------------------------------------------------------------------------------------------------

PAGE 22 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [SCALE ICON]



                                               NESTEGG FUNDS
                                               CONTINUED
   NESTEGG CAPITAL PRESERVATION FUND -- SERVICE CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31
   [BAR CHART]

2000                                                                              4.11
2001                                                                              3.09
2002                                                                             -2.22
2003                                                                             11.57
2004                                                                              6.10
2005                                                                              2.97

                                                                   Best quarter:         Q2   2003     6.55%
                                                                   Worst quarter:        Q3   2002    -4.37%

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

                                                                                               SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2005         ONE YEAR     FIVE YEARS    (JANUARY 4, 1999)
                                                                  ----------------------------------------------
     RETURN BEFORE TAXES                                            2.97%         4.20%             4.20%
                                                                  ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            1.45%         3.03%             2.92%
                                                                  ----------------------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         2.77%         3.01%             2.91%
    ------------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           2.43%         5.87%             5.69%
                                                                  ----------------------------------------------
     LIPPER FLEXIBLE PORTFOLIO FUND INDEX                           6.34%         2.54%             3.09%
    ------------------------------------------------------------------------------------------------------------

PAGE 23 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [SCALE ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

As an investor in each NestEgg Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. In addition to bearing the expenses incurred by the NestEgg Funds, you will indirectly bear a proportionate share of the expenses of the underlying mutual funds, including management fees.

                                               FEES AND EXPENSES
                                               SERVICE SHARES

                                                                                      CAPITAL
       SHAREHOLDER TRANSACTION EXPENSES           2010     2020     2030     2040    PRESERVATION
       (FEES PAID BY YOU DIRECTLY)

       Maximum Sales Charge (Load)
       Imposed on Purchases (as a
       percentage of offering price)               N/A      N/A      N/A      N/A         N/A

       ANNUAL FUND OPERATING EXPENSES
       (FEES PAID FROM FUND ASSETS)

       Management fee(1)                         0.70%    0.70%    0.70%    0.70%       0.70%
       Distribution (12b-1) fee                  0.25%    0.25%    0.25%    0.25%       0.25%
       Service Organization fee                  0.25%    0.25%    0.25%    0.25%       0.25%
       Other expenses(2)                         0.66%    0.55%    0.70%    0.70%       1.27%
       Total Fund Operating expenses(1)          1.86%    1.75%    1.90%    1.90%       2.47%
       Fee Waiver/Expense Reimbursement          0.86%    0.78%    0.90%    0.90%       1.47%
       Net Expenses(1)                           1.00%    0.97%    1.00%    1.00%       1.00%

   (1) Includes sub-advisory fee. At least until April 1, 2006, a portion of the management fees and 12b-1 fees are being waived and certain expenses of the Fund are being reimbursed to the extent necessary to limit total operating expenses to 1.00% for Service Shares pursuant to an expense limitation agreement.

   (2) "Other expenses" are based upon estimates for the fiscal year ending October 31, 2006.

PAGE 24 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


RISK/RETURN SUMMARY AND FUND EXPENSES

                             [SCALE ICON]



                                               NESTEGG FUNDS
                                               CONTINUED

   Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in each NestEgg Fund's operating expenses except the expiration of the current contractual fee waivers on April 1, 2006.

   Because this example is hypothetical and for comparison only, your actual costs will be different.

   EXPENSE EXAMPLE

                                                        1       3         5       10
      NESTEGG FUNDS                                   YEAR   YEARS    YEARS    YEARS
      SERVICE SHARES
                                     2010             $102   $501    $  926   $2,109
                                     2020             $99    $475    $  876   $1,998
                                     2030             $102   $510    $  943   $2,149
                                     2040             $102   $510    $  943   $2,149
                             CAPITAL PRESERVATION     $102   $629    $1,183   $2,695

PAGE 30 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FUND MANAGEMENT


                           THE INVESTMENT ADVISER

   INTRUST Financial Services, Inc., 105 North Main Street, Box One, Wichita, Kansas 67202 is the Adviser for the Funds. INTRUST is a wholly owned subsidiary of INTRUST Bank, N.A. INTRUST Bank is a national banking association which provides a full range of banking and trust services to clients. As of December 31, 2005, total assets under management were approximately $2.5 billion. INTRUST continuously reviews and supervises, and is responsible for, the Funds' investment program.

   For their advisory services the NestEgg Funds paid INTRUST as follows during the fiscal year ended October 31, 2005:

                                                   PERCENTAGE OF
                                                AVERAGE NET ASSETS
                                                  AS OF 10/31/05
                                          ------------------------------
     NestEgg Capital Preservation Fund                  0.68%*
                                          ------------------------------
     NestEgg 2010 Fund                                  0.68%*
                                          ------------------------------
     NestEgg 2020 Fund                                  0.68%*
                                          ------------------------------
     NestEgg 2030 Fund                                  0.68%*
                                          ------------------------------
     NestEgg 2040 Fund                                  0.68%*
    ---------------------------------------------------------------------

   * Contractual fees (without waivers) for each NestEgg Fund is 0.70% (including fees of 0.02% to the Sub-Adviser). INTRUST has agreed to contractually to waive a portion of its advisory fee at least until April 1, 2006.

   Thomas S. Gangel, President of INTRUST, is responsible for the investment management oversight for INTRUST in its role as adviser to the NestEgg Funds. Mr. Gangel has over 18 years of experience in the investment and trust industry, including the development of equity and fixed income investment services and individual portfolio and relationship management. INTRUST discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. Prior to his employment with INTRUST Bank N.A. in 1997, Mr. Gangel served as a Director with First Asset Management from February, 1996 to June, 1997. From July 1995 to February of 1996, Mr. Gangel was Vice President with the FirstTier Bank.

PAGE 41 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS


           [ICON]

   The financial highlights tables are intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the NestEgg Funds' Service Class Shares have been audited by KPMG LLP, whose report, along with the Funds' financial statements are included in the NestEgg Funds' Annual Report.

   Prior to October 31, 2002, each Fund operated as a "feeder fund" which invested substantially all of its assets in a corresponding series of the Master Investment Portfolio.

                                                                         SERVICE SHARES
                                              ---------------------------------------------------------------------
                                                                        NESTEGG 2010 FUND
                                              ---------------------------------------------------------------------
                                                 YEAR              YEAR              YEAR             PERIOD
                                                 ENDED             ENDED             ENDED             ENDED
                                              OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                 2005              2004              2003             2002(A)
                                              -----------       -----------       -----------       -----------
    NET ASSET VALUE, BEGINNING OF PERIOD....    $ 10.25           $  9.82           $  8.96           $  9.77
                                                -------           -------           -------           -------
    INVESTMENT ACTIVITIES:
      Net investment income.................       0.25              0.22              0.21              0.10
      Net realized and unrealized gains
        (losses) on investments.............       0.19              0.43              0.88             (0.83)
                                                -------           -------           -------           -------
        Total from Investment Activities....       0.44              0.65              1.09             (0.73)
                                                -------           -------           -------           -------
    DISTRIBUTIONS:
      Net investment income.................      (0.24)            (0.22)            (0.23)            (0.08)
      Net realized gains on investment
        transactions........................         --                --                --                --
                                                -------           -------           -------           -------
        Total Distributions.................      (0.24)            (0.22)            (0.23)            (0.08)
                                                -------           -------           -------           -------
    NET ASSET VALUE, END OF PERIOD..........    $ 10.45           $ 10.25           $  9.82           $  8.96
                                                =======           =======           =======           =======
    TOTAL RETURN (EXCLUDES SALES CHARGE)....       4.31%             6.66%            12.43%            (7.52%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's).......    $17,159           $18,765           $17,899           $14,531
    Ratios to average net assets:
      Expenses..............................       1.00%(c)          0.94%(c)          1.00%(c)          1.27%(d)(e)
      Net investment income.................       2.35%             2.12%             2.23%             1.60%(d)(e)
      Expenses(*)...........................       1.86%(c)          1.71%(c)          1.82%(c)          1.60%(d)(e)
    Portfolio turnover rate.................         30%               34%               48%               61%(f)

                                                      SERVICE SHARES
                                              -------------------------------
                                                     NESTEGG 2010 FUND
                                              -------------------------------
                                                  YEAR               YEAR
                                                 ENDED              ENDED
                                              FEBRUARY 28,       FEBRUARY 28,
                                                  2002               2001
                                              ------------       ------------
    NET ASSET VALUE, BEGINNING OF PERIOD....    $ 10.14            $ 10.37
                                                -------            -------
    INVESTMENT ACTIVITIES:
      Net investment income.................       0.21               0.28
      Net realized and unrealized gains
        (losses) on investments.............      (0.37)             (0.14)
                                                -------            -------
        Total from Investment Activities....      (0.16)              0.14
                                                -------            -------
    DISTRIBUTIONS:
      Net investment income.................      (0.21)             (0.28)
      Net realized gains on investment
        transactions........................         --              (0.09)
                                                -------            -------
        Total Distributions.................      (0.21)             (0.37)
                                                -------            -------
    NET ASSET VALUE, END OF PERIOD..........    $  9.77            $ 10.14
                                                =======            =======
    TOTAL RETURN (EXCLUDES SALES CHARGE)....      (1.60%)             1.39%
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's).......    $16,503            $14,505
    Ratios to average net assets:
      Expenses..............................       1.33%(d)           1.44%(d)
      Net investment income.................       2.14%(d)           2.60%(d)
      Expenses(*)...........................       1.58%(d)           1.76%(d)
    Portfolio turnover rate.................         86%(f)             54%(f)

   ------------------

    * During the period certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   (a) The Funds changed their fiscal year end from February 28 to October 31.

   (b) Not annualized.

   (c) Does not include expenses of the investment companies in which the fund invests.

   (d) These ratios include income and expenses charged from the corresponding Master Portfolio.

   (e) Annualized.

   (f) Represents portfolio turnover rate of corresponding Master Portfolio.

PAGE 42 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS

           [ICON]

                                                                         SERVICE SHARES
                                              ---------------------------------------------------------------------
                                                                        NESTEGG 2020 FUND
                                              ---------------------------------------------------------------------
                                                 YEAR              YEAR              YEAR             PERIOD
                                                 ENDED             ENDED             ENDED             ENDED
                                              OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                 2005              2004              2003             2002(A)
                                              -----------       -----------       -----------       -----------
    NET ASSET VALUE, BEGINNING OF PERIOD....    $  9.88           $  9.32           $  8.25           $  9.36
                                                -------           -------           -------           -------
    INVESTMENT ACTIVITIES:
      Net investment income.................       0.20              0.16              0.16              0.07
      Net realized and unrealized gains
        (losses) on investments.............       0.38              0.56              1.10             (1.12)
                                                -------           -------           -------           -------
        Total from Investment Activities....       0.58              0.72              1.26             (1.05)
                                                -------           -------           -------           -------
    DISTRIBUTIONS:
      Net investment income.................      (0.19)            (0.16)            (0.19)            (0.06)
      Net realized gains on investment
        transactions........................         --                --                --                --
                                                -------           -------           -------           -------
        Total Distributions.................      (0.19)            (0.16)            (0.19)            (0.06)
                                                -------           -------           -------           -------
    NET ASSET VALUE, END OF PERIOD..........    $ 10.27           $  9.88           $  9.32           $  8.25
                                                =======           =======           =======           =======
    TOTAL RETURN (EXCLUDES SALES CHARGE)....       5.91%             7.75%            15.71%           (11.29%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's).......    $30,078           $29,702           $27,160           $21,987
    Ratios to average net assets:
      Expenses..............................       0.97%(c)          0.90%(c)          1.00%(c)          1.25%(d)(e)
      Net investment income.................       1.93%             1.68%             1.74%             1.25%(d)(e)
      Expenses(*)...........................       1.75%(c)          1.68%(c)          1.77%(c)          1.64%(d)(e)
    Portfolio turnover rate.................         35%               44%               67%               51%(f)

                                                      SERVICE SHARES
                                              -------------------------------
                                                     NESTEGG 2020 FUND
                                              -------------------------------
                                                  YEAR               YEAR
                                                 ENDED              ENDED
                                              FEBRUARY 28,       FEBRUARY 28,
                                                  2002               2001
                                              ------------       ------------
    NET ASSET VALUE, BEGINNING OF PERIOD....    $ 10.07            $ 10.76
                                                -------            -------
    INVESTMENT ACTIVITIES:
      Net investment income.................       0.13               0.18
      Net realized and unrealized gains
        (losses) on investments.............      (0.71)             (0.58)
                                                -------            -------
        Total from Investment Activities....      (0.58)             (0.40)
                                                -------            -------
    DISTRIBUTIONS:
      Net investment income.................      (0.13)             (0.18)
      Net realized gains on investment
        transactions........................         --              (0.11)
                                                -------            -------
        Total Distributions.................      (0.13)             (0.29)
                                                -------            -------
    NET ASSET VALUE, END OF PERIOD..........    $  9.36            $ 10.07
                                                =======            =======
    TOTAL RETURN (EXCLUDES SALES CHARGE)....      (5.78%)            (3.78%)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's).......    $23,749            $23,513
    Ratios to average net assets:
      Expenses..............................       1.23%(d)           1.34%(d)
      Net investment income.................       1.40%(d)           1.60%(d)
      Expenses(*)...........................       1.48%(d)           1.59%(d)
    Portfolio turnover rate.................         86%(f)             39%(f)

   ------------------

    * During the period certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   (a) The Funds changed their fiscal year end from February 28 to October 31.

   (b) Not annualized.

   (c) Does not include expenses of the investment companies in which the fund invests.

   (d) These ratios include income and expenses charged from the corresponding Master Portfolio.

   (e) Annualized.

   (f) Represents portfolio turnover rate of corresponding Master Portfolio.

PAGE 43 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS

           [ICON]

                                                                    SERVICE SHARES
                                         ---------------------------------------------------------------------
                                                                   NESTEGG 2030 FUND
                                         ---------------------------------------------------------------------
                                            YEAR              YEAR              YEAR             PERIOD
                                            ENDED             ENDED             ENDED             ENDED
                                         OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                            2005              2004              2003             2002(A)
                                         -----------       -----------       -----------       -----------
    NET ASSET VALUE, BEGINNING OF
      PERIOD...........................    $  9.82           $  9.14           $  7.84           $  9.17
                                           -------           -------           -------           -------
    INVESTMENT ACTIVITIES:
      Net investment income............       0.14              0.10              0.10              0.05
      Net realized and unrealized gains
        (losses) on investments........       0.60              0.69              1.36             (1.35)
                                           -------           -------           -------           -------
        Total from Investment
          Activities...................       0.74              0.79              1.46             (1.30)
                                           -------           -------           -------           -------
    DISTRIBUTIONS:
      Net investment income............      (0.14)            (0.11)            (0.16)            (0.03)
      Net realized gains on investment
        transactions...................         --                --                --                --
                                           -------           -------           -------           -------
        Total Distributions............      (0.14)            (0.11)            (0.16)            (0.03)
                                           -------           -------           -------           -------
    NET ASSET VALUE, END OF PERIOD.....    $ 10.42           $  9.82           $  9.14           $  7.84
                                           =======           =======           =======           =======
    TOTAL RETURN (EXCLUDES SALES
      CHARGE)..........................       7.59%             8.62%            19.02%           (14.04%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's)..........................    $17,778           $16,547           $14,196           $10,476
    Ratios to average net assets:
      Expenses.........................       1.00%(c)          1.00%(c)          1.00%(c)          1.27%(d)(e)
      Net investment income............       1.45%             1.06%()           1.23%             0.91%(d)(e)
      Expenses(*)......................       1.90%(c)          1.79%(c)          1.90%(c)          1.67%(d)(e)
    Portfolio turnover rate............         43%               49%()             77%               51%(f)

                                                 SERVICE SHARES
                                         -------------------------------
                                                NESTEGG 2030 FUND
                                         -------------------------------
                                             YEAR               YEAR
                                            ENDED              ENDED
                                         FEBRUARY 28,       FEBRUARY 28,
                                             2002               2001
                                         ------------       ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD...........................    $ 10.18            $ 11.02
                                           -------            -------
    INVESTMENT ACTIVITIES:
      Net investment income............       0.08               0.09
      Net realized and unrealized gains
        (losses) on investments........      (0.97)             (0.79)
                                           -------            -------
        Total from Investment
          Activities...................      (0.89)             (0.70)
                                           -------            -------
    DISTRIBUTIONS:
      Net investment income............      (0.08)             (0.09)
      Net realized gains on investment
        transactions...................      (0.04)             (0.05)
                                           -------            -------
        Total Distributions............      (0.12)             (0.14)
                                           -------            -------
    NET ASSET VALUE, END OF PERIOD.....    $  9.17            $ 10.18
                                           =======            =======
    TOTAL RETURN (EXCLUDES SALES
      CHARGE)..........................      (8.74%)            (6.42%)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's)..........................    $11,304            $10,896
    Ratios to average net assets:
      Expenses.........................       1.36%(d)           1.49%(d)
      Net investment income............       0.80%(d)           0.79%(d)
      Expenses(*)......................       1.68%(d)           1.91%(d)
    Portfolio turnover rate............         53%(f)             27%(f)

   ------------------

    * During the period certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   (a) The Funds changed their fiscal year end from February 28 to October 31.

   (b) Not annualized.

   (c) Does not include expenses of the investment companies in which the fund invests.

   (d) These ratios include income and expenses charged from the corresponding Master Portfolio.

   (e) Annualized.

   (f) Represents portfolio turnover rate of corresponding Master Portfolio.

PAGE 44 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS

           [ICON]

                                                                        SERVICE SHARES
                                             ---------------------------------------------------------------------
                                                                       NESTEGG 2040 FUND
                                             ---------------------------------------------------------------------
                                                YEAR              YEAR              YEAR             PERIOD
                                                ENDED             ENDED             ENDED             ENDED
                                             OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                2005              2004              2003             2002(A)
                                             -----------       -----------       -----------       -----------
    NET ASSET VALUE, BEGINNING OF PERIOD...    $  9.67           $  8.89           $  7.38           $  8.86
                                               -------           -------           -------           -------
    INVESTMENT ACTIVITIES:
      Net investment income................       0.10              0.05              0.07              0.03
      Net realized and unrealized gains
        (losses) on investments............       0.80              0.79              1.57             (1.51)
                                               -------           -------           -------           -------
        Total from Investment Activities...       0.90              0.84              1.64             (1.48)
                                               -------           -------           -------           -------
    DISTRIBUTIONS:
      Net investment income................      (0.12)            (0.06)            (0.13)               --**
      Net realized gains on investment
        transactions.......................         --                --                --                --
                                               -------           -------           -------           -------
        Total Distributions................      (0.12)            (0.06)            (0.13)               --
                                               -------           -------           -------           -------
    NET ASSET VALUE, END OF PERIOD.........    $ 10.45           $  9.67           $  8.89           $  7.38
                                               =======           =======           =======           =======
    TOTAL RETURN (EXCLUDES SALES CHARGE)...       9.29%             9.51%            22.73%           (16.53%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's)......    $18,156           $15,977           $13,580           $ 9,159
    Ratios to average net assets:
      Expenses.............................       1.00%(c)          1.00%(c)          1.00%(c)          1.27%(d)(e)
      Net investment loss..................       0.98%             0.56%             0.70%             0.63%(d)(e)
      Expenses(*)..........................       1.90%(c)          1.78%(c)          1.90%(c)          1.69%(d)(e)
    Portfolio turnover rate................         48%               57%               91%               42%(f)

                                                     SERVICE SHARES
                                             -------------------------------
                                                    NESTEGG 2040 FUND
                                             -------------------------------
                                                 YEAR               YEAR
                                                ENDED              ENDED
                                             FEBRUARY 28,       FEBRUARY 28,
                                                 2002               2001
                                             ------------       ------------
    NET ASSET VALUE, BEGINNING OF PERIOD...    $ 10.03            $ 11.42
                                               -------            -------
    INVESTMENT ACTIVITIES:
      Net investment income................       0.02                 --**
      Net realized and unrealized gains
        (losses) on investments............      (1.16)             (1.27)
                                               -------            -------
        Total from Investment Activities...      (1.14)             (1.27)
                                               -------            -------
    DISTRIBUTIONS:
      Net investment income................      (0.03)             (0.01)
      Net realized gains on investment
        transactions.......................         --**            (0.11)
                                               -------            -------
        Total Distributions................      (0.03)             (0.12)
                                               -------            -------
    NET ASSET VALUE, END OF PERIOD.........    $  8.86            $ 10.03
                                               =======            =======
    TOTAL RETURN (EXCLUDES SALES CHARGE)...     (11.37%)           (11.22%)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's)......    $10,112            $10,250
    Ratios to average net assets:
      Expenses.............................       1.37%(d)           1.46%(d)
      Net investment loss..................       0.18%(d)          (0.01%)(d)
      Expenses(*)..........................       1.72%(d)           1.86%(d)
    Portfolio turnover rate................         15%(f)             20%(f)

   ------------------

   * During the period certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   ** The amount is less than $0.005.

   (a) The Funds changed their fiscal year end from February 28 to October 31.

   (b) Not annualized.

   (c) Does not include expenses of the investment companies in which the fund invests.

   (d) These ratios include income and expenses charged from the corresponding Master Portfolio.

   (e) Annualized.

   (f) Represents portfolio turnover rate of corresponding Master Portfolio.

PAGE 45 OF THE PROSPECTUS IS REVISED AS FOLLOWS:


FINANCIAL HIGHLIGHTS

           [ICON]


                                                          SERVICE SHARES
                                        ---------------------------------------------------
                                                 NESTEGG CAPITAL PRESERVATION FUND
                                        ---------------------------------------------------
                                           YEAR              YEAR              YEAR
                                           ENDED             ENDED             ENDED
                                        OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                           2005              2004              2003
                                        -----------       -----------       -----------
    NET ASSET VALUE, BEGINNING OF
      PERIOD..........................    $10.51            $10.16            $ 9.47
                                          ------            ------            ------
    INVESTMENT ACTIVITIES:
      Net investment income...........      0.27              0.25              0.26
      Net realized and unrealized
        gains (losses) on
        investments...................      0.08              0.35              0.70
                                          ------            ------            ------
        Total from Investment
          Activities..................      0.35              0.60              0.96
                                          ------            ------            ------
    DISTRIBUTIONS:
      Net investment income...........     (0.27)            (0.25)            (0.27)
      Net realized gains on investment
        transactions..................     (0.26)               --                --
                                          ------            ------            ------
        Total Distributions...........     (0.53)            (0.25)            (0.27)
                                          ------            ------            ------
    NET ASSET VALUE, END OF PERIOD....    $10.33            $10.51            $10.16
                                          ======            ======            ======
    TOTAL RETURN (EXCLUDES SALES
      CHARGE).........................      3.37%             5.95%            10.32%
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's).........................    $5,779            $6,075            $6,018
    Ratios to average net assets:
      Expenses........................      1.00%(c)          1.00%(c)          1.00%(c)
      Net investment income...........      2.57%             2.38%             2.58%
      Expenses(*).....................      2.47%(c)          2.00%(c)          2.05%(c)
    Portfolio turnover rate...........        33%               35%               53%

                                                         SERVICE SHARES
                                        -------------------------------------------------
                                                NESTEGG CAPITAL PRESERVATION FUND
                                        -------------------------------------------------
                                          PERIOD              YEAR               YEAR
                                           ENDED             ENDED              ENDED
                                        OCTOBER 31,       FEBRUARY 28,       FEBRUARY 28,
                                          2002(A)             2002               2001
                                        -----------       ------------       ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD..........................    $ 9.84             $ 9.96             $ 9.95
                                          ------             ------             ------
    INVESTMENT ACTIVITIES:
      Net investment income...........      0.14               0.26               0.36
      Net realized and unrealized
        gains (losses) on
        investments...................     (0.40)             (0.08)              0.18
                                          ------             ------             ------
        Total from Investment
          Activities..................     (0.26)              0.18               0.54
                                          ------             ------             ------
    DISTRIBUTIONS:
      Net investment income...........     (0.10)             (0.28)             (0.35)
      Net realized gains on investment
        transactions..................     (0.01)             (0.02)             (0.18)
                                          ------             ------             ------
        Total Distributions...........     (0.11)             (0.30)             (0.53)
                                          ------             ------             ------
    NET ASSET VALUE, END OF PERIOD....    $ 9.47             $ 9.84             $ 9.96
                                          ======             ======             ======
    TOTAL RETURN (EXCLUDES SALES
      CHARGE).........................     (2.63%)(b)          1.79%              5.51%
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's).........................    $5,366             $5,595             $5,074
    Ratios to average net assets:
      Expenses........................      1.24%(d)(e)        1.36%(d)           1.50%(d)
      Net investment income...........      2.18%(d)(e)        2.61%(d)           3.45%(d)
      Expenses(*).....................      1.84%(d)(e)        1.67%(d)           2.12%(d)
    Portfolio turnover rate...........        49%(f)            116%(f)             58%(f)

   ------------------

    * During the period certain fees were voluntarily and contractually reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   (a) The Funds changed their fiscal year end from February 28 to October 31.

   (b) Not annualized.

   (c) Does not include expenses of the investment companies in which the fund invests.

   (d) These ratios include income and expenses charged from the corresponding Master Portfolio.

   (e) Annualized.

   (f) Represents portfolio turnover rate of corresponding Master Portfolio.

AMERICAN INDEPENDENCE FUNDS


                                               AMERICAN INDEPENDENCE FUNDS
                                               NOTICE OF PRIVACY POLICY &
                                               PRACTICES

   American Independence Funds recognizes and respects the privacy concerns and expectations of our customers(1).

   We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with American Independence Funds.

    COLLECTION OF CUSTOMER            We collect nonpublic personal information about our customers from the
      INFORMATION                     following sources:



                                      -  Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;



                                      -  Account History, including information about the transactions and balances in a customer's accounts; and



                                      -  Correspondence, written, telephonic or electronic between a customer and
                                         American Independence Funds or service providers to American
                                         Independence Funds.



    DISCLOSURE OF CUSTOMER            We may disclose all of the information described above to certain third
      INFORMATION                     parties who are not affiliated with American Independence Funds under one or more of these circumstances:



                                      -  As Authorized -- if you request or authorize the disclosure of the information.



                                      -  As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the American Independence
                                         Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.



                                      -  Under Joint Agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.



    SECURITY OF CUSTOMER              We require service providers to the American Independence Funds:
      INFORMATION



                                      -  to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the American
                                         Independence Funds; and



                                      -  to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the American Independence Funds.

   We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of American Independence Funds.

   ---------------

   (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to American Independence Funds, but do not invest in American Independence Funds shares.

                        This is not part of the Prospectus.